Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Abstract]
Summary of Changes In Accumulated Other Comprehensive Income (Loss)

	Unrealized gains (losses)
	on available for sale	Unrealized gain (loss) on
	securities (a)	pension liability (a)	Total (a)
Balance as of December 31, 2018	$(5,558)	$538	$(5,020)
Other comprehensive income (loss) before reclassification	6,113	295	6,408
Amount reclassified from accumulated other comprehensive loss	(201)	-	(201)
Total other comprehensive income	5,912	295	6,207
Balance as of December 31, 2019	$354	$833	$1,187

	Unrealized gains (losses)
	on available for sale	Unrealized gain on
	securities (a)	pension liability (a)	Total (a)
Balance as of December 31, 2017	$(3,041)	$374	$(2,667)
Other comprehensive income (loss) before reclassification	(2,349)	164	(2,185)
Amount reclassified from accumulated other comprehensive loss	(168)	-	(168)
Total other comprehensive (loss)	(2,517)	164	(2,353)
Balance as of December 31, 2018	$(5,558)	$538	$(5,020)

(a) All amounts are net of tax. Amounts in parentheses indicate debits.

Significant Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Income (Loss)

	Amount Reclassified
	From Accumulated		Affected Line Item in
	Other		Consolidated
	Comprehensive		Statement of
Details about other comprehensive income	Income (Loss) (a)		Income

	Twelve months	Twelve months
	ended	ended
	December 31,	December 31,
	2019	2018
Unrealized gains on available for sale securities	$254	$213	Net realized gains on sales of securities
	(53)	(45)	Income tax expense
	$201	$168
(a)	Amounts in parentheses indicate debits to net income.